RELATED PARTY BALANCES AND TRANSACTIONS (Details Narrative) - USD ($)		6 Months Ended
	Jun. 23, 2026	Jun. 30, 2026	Jun. 30, 2025	Jul. 21, 2026	Jun. 22, 2026	Dec. 31, 2025
Related Party Transaction [Line Items]
Security deposits						$ 39,325
Common Class B [Member] | Gracedan Co Limited [Member]
Related Party Transaction [Line Items]
Number of shares sold, shares	66,119
Number of shares sold, per share					$ 0.974
Related Party [Member]
Related Party Transaction [Line Items]
Interest expense borrowings		108,597	$ 16,757
Ms. Xiaodan Liu [Member]
Related Party Transaction [Line Items]
Security deposits		$ 73,691				$ 71,499
Ms. Xiaodan Liu [Member] | Gracedan Co Limited [Member] | Subsequent Event [Member]
Related Party Transaction [Line Items]
Subscription receivable				$ 64,400